	RMB International Fund
	Portfolio Holdings As of March 31, 2021 (Unaudited)

		Number of Shares	Value
	Common Stocks 98.7%
	(percentage of net assets)
	AUSTRALIA 1.8%
	National Australia Bank Ltd.	237,956	$4,714,501

	BERMUDA 1.7%
*	Hiscox Ltd.	370,102	4,382,862

	FINLAND 3.0%
	Sampo OYJ - Class A	174,316	7,859,970

	FRANCE 7.0%
	LVMH Moet Hennessy Louis Vuitton SE	15,589	10,412,734
	Schneider Electric SE	51,996	7,920,848
			18,333,582
	GERMANY 5.1%
	BASF SE	107,013	8,893,131
*	Evotec SE	120,496	4,341,478
			13,234,609
	HONG KONG 1.5%
	Hong Kong Exchanges & Clearing Ltd.	66,425	3,940,723

	IRELAND 3.6%
	Kerry Group PLC - Class A	75,809	9,467,749

	ISRAEL 2.6%
*	Nice Ltd. - ADR	31,204	6,801,536

	JAPAN 32.0%
	Horiba Ltd.	69,200	4,378,915
	ITOCHU Corp.	123,100	3,996,567
	Kao Corp.	83,688	5,537,524
	Matsumotokiyoshi Holdings Co. Ltd.	92,800	4,139,898
	Mitsui Fudosan Co. Ltd.	226,700	5,167,737
	Murata Manufacturing Co. Ltd.	54,300	4,370,903
	Nitto Denko Corp.	63,800	5,468,979
	ORIX Corp.	372,400	6,298,321
	Recruit Holdings Co. Ltd.	126,100	6,192,294
	Shionogi & Co. Ltd.	129,200	6,974,847
	SoftBank Group Corp.	34,729	2,956,745
	Sony Corp.	55,100	5,831,424
	Stanley Electric Co. Ltd.	82,600	2,467,059
	Subaru Corp.	367,871	7,352,488
	Takuma Co. Ltd.	244,300	5,306,016
	TV Asahi Holdings Corp.	374,268	7,053,429
			83,493,146

	NETHERLANDS 5.4%
	ASML Holding N.V.	13,612	8,351,934
	Royal Dutch Shell PLC - Class B	316,406	5,824,259
			14,176,193
	SPAIN 5.9%
	Bankinter S.A.	1,040,241	7,239,088
	Grifols S.A.	316,896	8,293,794
			15,532,882
	SWEDEN 1.1%
	Alfa Laval AB	91,591	2,768,193

	SWITZERLAND 11.1%
	Lonza Group AG	14,074	7,871,581
	Nestle S.A.	66,902	7,457,994
	Novartis AG	97,347	8,321,291
	STMicroelectronics N.V.	136,661	5,221,203
			28,872,069
	UNITED KINGDOM 16.9%
*	Compass Group PLC	201,400	4,069,062
	Diageo PLC	130,022	5,341,527
	Intertek Group PLC	78,992	6,099,481
*	Lloyds Banking Group PLC	18,210,485	10,682,771
	London Stock Exchange Group PLC	26,240	2,508,547
*	Rentokil Initial PLC	1,295,634	8,650,203
	Rio Tinto PLC	50,338	3,840,213
	Rotork PLC	613,666	3,016,231
			44,208,035
	Total Common Stocks (Cost: $215,041,450)		257,786,050

	Short-Term Investments 0.9%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.9%
	First American Government Obligations Fund - Class X - 0.04% [a]	2,226,307	2,226,307
	Total Short-Term Investments (Cost: $2,226,307)		2,226,307

	Total Investments 99.6% (Cost: $217,267,757)		$260,012,357
	Cash and other assets, less liabilities 0.4%		1,104,102
	Net Assets 100.0%		$261,116,459

ADR	American Depositary Receipt
*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2021	Level 1	Level 2	Level 3	Total
RMB International Fund
Assets
Common Stocks[1,2]	$6,801,536	$250,984,514	$-	$257,786,050
Short-Term Investments	2,226,307	-	-	2,226,307
Total Investments in Securities	$9,027,843	$250,984,514	$-	$260,012,357

[1]	Refer to the Fund's Portfolio Holdings for the breakdown of holdings by country.
[2]	Foreign securities valued using systemic fair valuation are moved from Level 1 to Level 2.
The table below provides a breakdown, by country, of the Fund’s Level 2 securities at
March 31, 2021.

RMB
International
Fund
Australia	$4,714,501
Bermuda	4,382,862
Finland	7,859,970
France	18,333,582
Germany	13,234,609
Hong Kong	3,940,723
Ireland	9,467,749
Japan	83,493,146
Netherlands	14,176,193
Spain	15,532,882
Sweden	2,768,193
Switzerland	28,872,069
United Kingdom	44,208,035
Total	$250,984,514